Commitments and Contingencies - Additional Information (Detail)	Mar. 31, 2022 USD ($)
Master Subscription Agreement [Member]
Purchase commitment, remaining minimum payment	$ 30,000
Product Service Agreement [Member]
Purchase commitment, remaining minimum payment	$ 36,000